COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2014
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancellable operating leases as of February 28, 2014 were as follows:

Fiscal year ending
February 2015	$41,966,395
February 2016	31,232,068
February 2017	22,272,376
February 2018	16,910,392
February 2019 and after	33,518,142

Total	$145,899,373